Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Balance at Dec. 31, 2010	$ 404,921,242	$ 4,329,618	$ 409,250,860	$ 47,504,374	$ 517,432	$ 48,021,806	$ 19,232,434	$ 208,073	$ 19,440,507	$ 177,594,148	$ 1,916,408	$ 179,510,556	$ 339,644,475	$ 3,611,552	$ 343,256,027
Balance (in units) at Dec. 31, 2010			10,760,255.711			5,020,573.947			1,135,405.366			8,352,365.929			16,094,164.136
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(67,138,290)	(719,459)	(67,857,749)	(4,369,934)	(49,205)	(4,419,139)	(2,466,376)	(27,912)	(2,494,288)	(42,124,253)	(460,818)	(42,585,071)	(24,340,924)	(248,181)	(24,589,105)
Redemptions	(54,746,671)	(502,032)	(55,248,703)	(8,738,364)	(49,999)	(8,788,363)	(2,877,935)	0	(2,877,935)	(19,951,492)	(199,468)	(20,150,960)	(50,356,090)	(399,970)	(50,756,060)
Redemptions (in units)			(1,601,637.811)			(988,282.545)			(186,460.494)			(1,062,599.076)			(2,459,949.357)
Balance at Dec. 31, 2011	283,036,281	3,108,127	286,144,408	34,396,076	418,228	34,814,304	13,888,123	180,161	14,068,284	115,518,403	1,256,122	116,774,525	264,947,461	2,963,401	267,910,862
Balance (in units) at Dec. 31, 2011			9,158,617.900			4,032,291.402			948,944.872			7,289,766.853			13,634,214.779
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(25,885,258)	(294,306)	(26,179,564)	(3,769,861)	(46,569)	(3,816,430)	(641,657)	(9,269)	(650,926)	(10,517,888)	(129,289)	(10,647,177)	(35,829,461)	(432,502)	(36,261,963)
Redemptions	(63,390,753)	(600,010)	(63,990,763)	(7,584,688)	(100,001)	(7,684,689)	(2,328,654)	0	(2,328,654)	(31,767,800)	(300,076)	(32,067,876)	(58,266,505)	(500,004)	(58,766,509)
Redemptions (in units)			(2,098,985.408)			(953,365.724)			(160,413.040)			(2,090,891.777)			(3,290,451.193)
Balance at Dec. 31, 2012	193,760,270	2,213,811	195,974,081	23,041,527	271,658	23,313,185	10,917,812	170,892	11,088,704	73,232,715	826,757	74,059,472	170,851,495	2,030,895	172,882,390
Balance (in units) at Dec. 31, 2012			7,059,632.492			3,078,925.678			788,531.832			5,198,875.076			10,343,763.586
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(7,644,502)	(88,542)	(7,733,044)	(479,900)	(6,431)	(486,331)	(497,782)	(9,361)	(507,143)	(2,668,922)	(32,080)	(2,701,002)	(1,451,095)	(16,093)	(1,467,188)
Redemptions	(41,464,280)	(250,012)	(41,714,292)	(4,857,782)	0	(4,857,782)	(2,419,258)	0	(2,419,258)	(18,317,546)	(100,008)	(18,417,554)	(36,119,312)	(350,019)	(36,469,331)
Redemptions (in units)			(1,525,996.806)			(648,244.994)			(174,463.476)			(1,318,303.688)			(2,190,361.355)
Balance at Dec. 31, 2013	$ 144,651,488	$ 1,875,257	$ 146,526,745	$ 17,703,845	$ 265,227	$ 17,969,072	$ 8,000,772	$ 161,531	$ 8,162,303	$ 52,246,247	$ 694,669	$ 52,940,916	$ 133,281,088	$ 1,664,783	$ 134,945,871
Balance (in units) at Dec. 31, 2013			5,533,635.686			2,430,680.684			614,068.356			3,880,571.388			8,153,402.231